Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense

2020	$3.6
2021	3.2
2022	2.8
2023	2.0
2024	0.6
Total	$12.2